CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts receivable, net of allowance	$ 256	$ 374	$ 2,032
Preferred stock, Par value	$ 0.0001	$ 0.0001
Preferred stock, Shares authorized	1,000,000	1,000,000
Preferred stock, Shares issued	0	0
Preferred stock, Shares outstanding	0	0
Common stock, Par value	$ 0.0001	$ 0.0001
Common stock, Shares authorized	100,000,000	100,000,000
Common stock, Shares issued	5,859,958	5,398,351
Common stock, Shares outstanding	5,859,958	5,398,351
Common Class B [Member]
Common stock, Shares authorized		482,838
Common Class C [Member]
Common stock, Par value	$ 0.0003		$ 0.0003
Airspan [Member]
Preferred stock, Par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, Shares authorized	9,293,156	9,293,156	7,862,263
Preferred stock, Shares issued	4,594,410	4,581,404	3,672,129
Preferred stock, Shares outstanding	4,594,410	4,581,404	3,672,129
Common stock, Par value	$ 0.0003	$ 0.0003	$ 0.0003
Common stock, Shares authorized	10,000,000	10,000,000	10,000,000
Common stock, Shares issued	205,057	202,705	202,705
Common stock, Shares outstanding	205,057	202,582	202,582
Airspan [Member] | Common Class B [Member]
Common stock, Par value	$ 0.0003	$ 0.0003	$ 0.0003
Common stock, Shares authorized	482,838	482,838	482,838
Common stock, Shares issued	466,952	466,952	466,952
Common stock, Shares outstanding	466,952	466,952	466,952
Airspan [Member] | Common Class C [Member]
Common stock, Par value		$ 0.0003
Common stock, Shares authorized	2,630,840	2,630,840	2,630,840
Common stock, Shares issued	0	0	0
Common stock, Shares outstanding	0	0	0